SHARE OPTIONS (Tables)	12 Months Ended
Jun. 30, 2024
Share Options
SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE UNLISTED OPTIONS

Set out below are summaries   of all unlisted options, including ESOP which were issued in prior periods:

	2024		2023
	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
Opening balance	0.008	8,400,000	0.008	492,400,000
Lapsed during the year	0.008	(8,400,000)	0.008	(481,500,000)
Forfeited during the year	0.008	-	0.008	(2,500,000)
Closing balance	-	-	0.008	8,400,000

SCHEDULE OF NUMBER OF OPTIONS GRANTED UNDER THE PLANS

The movements in the number of options granted under the Employee share plans are as follows:

	2024		2023
	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
Balance at the beginning of the financial year	0.008	8,400,000	0.008	10,900,000
Add: options granted during the year	-	-	-	-
Less: options lapsed during the year	0.008	(8,400,000)	-	-
Less: options forfeited during the year	-	-	0.008	(2,500,000)
Balance at the end of the financial year	-	-	0.008	8,400,000

SCHEDULE OF MEMBERS OF OPTIONS OUTSTANDING BY ASX CODE

The number of options outstanding as at June 30, 2024 and June 30, 2023 by ASX   code, including the respective dates of expiry and exercise prices, are tabled below. The options tabled below are not listed on ASX.

	2024		2023
Unlisted options	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
ESOP options (expiring December 1, 2023)	-	-	0.008	8,400,000
Total	-	-	0.008	8,400,000
Exercisable at the end of the financial year	-	-	0.008	8,400,000